Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Capitalized start up costs	$ 23	$ 24	$ 3,253
Deferred transaction costs	842	0
Stock-based compensation	622	622	965
Net operating loss carryover	63,453	62,372	84,960
Other	3	18	266
Deferred tax assets	64,943	63,036	89,444
Valuation allowance	(64,311)	(61,111)	(47,544)
Deferred tax liabilities:
Property, plant and equipment	(8)	(11)	(41,900)
Investment in partnership	(624)	(1,914)	0
Deferred tax liabilities	(632)	(1,925)	(41,900)
Net deferred tax asset	$ 0	$ 0	$ 0